DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS
Current derivative financial assets	$ 383
Non-current derivative financial assets	223	$ 279
Total financial assets	606	279
Current derivative financial liabilities	5,618	4,579
Non-current derivative financial liabilities	3,728	3,215
Total financial liabilities	$ 9,346	$ 7,794